Income Taxes (Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Current:
Federal	$ 78,116	$ 61,202	$ 64,163
State	8,377	4,866	9,197
Non-U.S.	5,179	9,052	2,845
Deferred:
Federal	(2,248)	150	8,356
State	(308)	410	(60)
Non-U.S.	2,254	(1,162)	580
Income tax provision	$ 91,370	$ 74,518	$ 85,081